NON-CONTROLLING INTERESTS - Summary of Financial Information Regarding General Partnership Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non Controlling Interest [Line Items]
Revenues	$ 5,876	$ 5,038	$ 4,711
Net (loss) income	(9)	616	138
Comprehensive income (loss)	3,348	2,036	2,628
Property, plant and equipment, at fair value	73,475	64,005
Total assets	94,809	76,128
Total Liabilities	$ 58,353	46,149
Number of shares outstanding (in shares)	6,000,000.0
Non-controlling interest
Non Controlling Interest [Line Items]
Revenues	$ 3,386	2,446	2,263
Property, plant and equipment, at fair value	44,357	33,879
Total Liabilities	33,160	22,070
Non-controlling interest | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Non Controlling Interest [Line Items]
Revenues	5,876	5,038	4,711
Net (loss) income	(9)	616	138
Comprehensive income (loss)	3,348	2,036	2,628
Net income (loss) allocated to non-controlling interests	(174)	(63)	(117)
Property, plant and equipment, at fair value	73,475	64,005
Total assets	94,809	76,128
Total borrowings	34,390	29,702
Total Liabilities	58,353	46,149
Carrying value of non-controlling interests	2,457	2,684
Non-controlling interest | GP interests
Non Controlling Interest [Line Items]
Net income (loss) allocated to non-controlling interests	125	111	$ 92
Carrying value of non-controlling interests	$ 50	$ 55
Weighted average number of units (in shares)	4,000,000.0	4,000,000.0	4,000,000.0
Number of shares outstanding (in shares)	4,000,000	4,000,000
Non-controlling interest | Redeemable/exchangeable partnership units
Non Controlling Interest [Line Items]
Weighted average number of units (in shares)	194,500,000	194,500,000	194,500,000
Number of shares outstanding (in shares)	194,487,939	194,487,939
Non-controlling interest | Exchangeable shares
Non Controlling Interest [Line Items]
Weighted average number of units (in shares)	179,600,000	176,300,000	172,200,000
Number of shares outstanding (in shares)	179,640,851	179,651,526
Non-controlling interest | LP Units
Non Controlling Interest [Line Items]
Weighted average number of units (in shares)	285,500,000	282,400,000	275,200,000
Number of shares outstanding (in shares)	285,200,000	287,200,000
BEPC exchangeable shares and class A.2 exchangeable shares
Non Controlling Interest [Line Items]
Net income (loss) allocated to non-controlling interests	$ (160)	$ (57)	$ (104)
Carrying value of non-controlling interests	$ 2,269	$ 2,479